Business Combination - Schedule of Supplemental Unaudited Pro Forma Information (Details) - 12 months ended Dec. 31, 2023	SGD ($) $ / shares	USD ($) $ / shares
Schedule of Supplemental Unaudited Pro Forma Information [Abstract]
Revenue	$ 7,315,963	$ 5,545,337
Net loss	$ (6,368,852)	$ (4,827,448)
Basic earnings per share | (per share)	$ (0.36)	$ (0.27)
Diluted earnings per share | (per share)	$ (0.34)	$ (0.26)